Property, plant and equipment - Summary of property, plant and equipment (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	[1]	$ 135,261
Ending balance, property, plant and equipment		132,642	$ 135,261	[1]
Assets held under finance leases at net book amount included aboved			522
Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment		306,348	300,138
Exchange adjustments			(1,735)
Additions			13,136
Acquisitions			11,097
Remeasurements			17
Transfers from intangible assets			901
Reclassified as assets held for sale		29,412
Deletions			(17,206)
Ending balance, property, plant and equipment			306,348
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment		(171,087)	(170,667)
Exchange adjustments			867
Charge for the year			15,131
Reclassified as assets held for sale		(23,311)
Impairment losses			521
Impairment reversals			(582)
Deletions			13,783
Ending balance, property, plant and equipment			(171,087)
Land and land improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment		2,936
Ending balance, property, plant and equipment		3,028	2,936
Assets held under finance leases at net book amount included aboved			0
Land and land improvements | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment		3,562	3,474
Exchange adjustments			(168)
Additions			233
Acquisitions			163
Remeasurements			0
Transfers from intangible assets			0
Reclassified as assets held for sale		26
Deletions			(140)
Ending balance, property, plant and equipment			3,562
Land and land improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment		(626)	(683)
Exchange adjustments			25
Charge for the year			92
Reclassified as assets held for sale		0
Impairment losses			2
Impairment reversals			0
Deletions			126
Ending balance, property, plant and equipment			(626)
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment		807
Ending balance, property, plant and equipment		1,921	807
Assets held under finance leases at net book amount included aboved			2
Buildings | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment		1,514	1,573
Exchange adjustments			(58)
Additions			40
Acquisitions			4
Remeasurements			0
Transfers from intangible assets			0
Reclassified as assets held for sale		0
Deletions			(45)
Ending balance, property, plant and equipment			1,514
Buildings | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment		(707)	(818)
Exchange adjustments			24
Charge for the year			52
Reclassified as assets held for sale		0
Impairment losses			0
Impairment reversals			0
Deletions			139
Ending balance, property, plant and equipment			(707)
Oil and gas properties
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment		99,010
Ending balance, property, plant and equipment		89,714	99,010
Assets held under finance leases at net book amount included aboved			12
Oil and gas properties | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment		232,867	226,054
Exchange adjustments			0
Additions			9,712
Acquisitions			10,882
Remeasurements			17
Transfers from intangible assets			901
Reclassified as assets held for sale		22,602
Deletions			(14,699)
Ending balance, property, plant and equipment			232,867
Oil and gas properties | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment		(133,857)	(133,326)
Exchange adjustments			0
Charge for the year			12,342
Reclassified as assets held for sale		(17,764)
Impairment losses			86
Impairment reversals			(564)
Deletions			11,333
Ending balance, property, plant and equipment			(133,857)
Plant, Machinery & Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment		25,417
Ending balance, property, plant and equipment		26,438	25,417
Assets held under finance leases at net book amount included aboved			207
Plant, Machinery & Equipment | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment		46,292	46,662
Exchange adjustments			(892)
Additions			2,323
Acquisitions			9
Remeasurements			0
Transfers from intangible assets			0
Reclassified as assets held for sale		0
Deletions			(1,810)
Ending balance, property, plant and equipment			46,292
Plant, Machinery & Equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment		(20,875)	(20,996)
Exchange adjustments			460
Charge for the year			1,820
Reclassified as assets held for sale		0
Impairment losses			253
Impairment reversals			(1)
Deletions			1,733
Ending balance, property, plant and equipment			(20,875)
Fixtures, fittings and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment		706
Ending balance, property, plant and equipment		542	706
Assets held under finance leases at net book amount included aboved			0
Fixtures, fittings and office equipment | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment		2,747	2,853
Exchange adjustments			(73)
Additions			204
Acquisitions			1
Remeasurements			0
Transfers from intangible assets			0
Reclassified as assets held for sale		76
Deletions			(238)
Ending balance, property, plant and equipment			2,747
Fixtures, fittings and office equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment		(2,041)	(2,136)
Exchange adjustments			52
Charge for the year			189
Reclassified as assets held for sale		(69)
Impairment losses			0
Impairment reversals			0
Deletions			232
Ending balance, property, plant and equipment			(2,041)
Transportation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment		2,659
Ending balance, property, plant and equipment		4,115	2,659
Assets held under finance leases at net book amount included aboved			295
Transportation | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment		10,493	10,774
Exchange adjustments			(43)
Additions			(112)
Acquisitions			2
Remeasurements			0
Transfers from intangible assets			0
Reclassified as assets held for sale		6,708
Deletions			(128)
Ending balance, property, plant and equipment			10,493
Transportation | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment		(7,834)	(7,523)
Exchange adjustments			27
Charge for the year			252
Reclassified as assets held for sale		(5,478)
Impairment losses			178
Impairment reversals			(17)
Deletions			75
Ending balance, property, plant and equipment			(7,834)
Oil depots, storage tanks and service stations
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment		3,726
Ending balance, property, plant and equipment		6,884	3,726
Assets held under finance leases at net book amount included aboved			6
Oil depots, storage tanks and service stations | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment		8,873	8,748
Exchange adjustments			(501)
Additions			736
Acquisitions			36
Remeasurements			0
Transfers from intangible assets			0
Reclassified as assets held for sale		0
Deletions			(146)
Ending balance, property, plant and equipment			8,873
Oil depots, storage tanks and service stations | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment		(5,147)	(5,185)
Exchange adjustments			279
Charge for the year			384
Reclassified as assets held for sale		0
Impairment losses			2
Impairment reversals			0
Deletions			145
Ending balance, property, plant and equipment			(5,147)
Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment		22,522
Ending balance, property, plant and equipment		23,897	22,522
Property plant and equipment not subject to operating leases
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance, property, plant and equipment		123,621
Property plant and equipment not subject to operating leases | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment		305,265
Exchange adjustments		(232)
Additions		16,941
Acquisitions		59
Transfers from intangible assets		1,885
Deletions		(13,699)
Ending balance, property, plant and equipment		280,807	305,265
Property plant and equipment not subject to operating leases | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment		(170,528)
Exchange adjustments		98
Charge for the year		15,581
Impairment losses		6,346
Impairment reversals		(131)
Deletions		11,729
Ending balance, property, plant and equipment		(157,186)	(170,528)
Property plant and equipment not subject to operating leases | Land and land improvements
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance, property, plant and equipment		3,028
Property plant and equipment not subject to operating leases | Land and land improvements | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment		3,562
Exchange adjustments		(22)
Additions		88
Acquisitions		51
Transfers from intangible assets		0
Deletions		(44)
Ending balance, property, plant and equipment		3,609	3,562
Property plant and equipment not subject to operating leases | Land and land improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment		(626)
Exchange adjustments		4
Charge for the year		44
Impairment losses		1
Impairment reversals		0
Deletions		86
Ending balance, property, plant and equipment		(581)	(626)
Property plant and equipment not subject to operating leases | Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance, property, plant and equipment		725
Property plant and equipment not subject to operating leases | Buildings | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment		1,502
Exchange adjustments		5
Additions		93
Acquisitions		0
Transfers from intangible assets		0
Deletions		(178)
Ending balance, property, plant and equipment		1,422	1,502
Property plant and equipment not subject to operating leases | Buildings | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment		(697)
Exchange adjustments		(5)
Charge for the year		59
Impairment losses		1
Impairment reversals		0
Deletions		65
Ending balance, property, plant and equipment		(697)	(697)
Property plant and equipment not subject to operating leases | Oil and gas properties
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance, property, plant and equipment		89,586
Property plant and equipment not subject to operating leases | Oil and gas properties | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment		232,684
Exchange adjustments		0
Additions		13,237
Acquisitions		0
Transfers from intangible assets		1,885
Deletions		(10,852)
Ending balance, property, plant and equipment		214,352	232,684
Property plant and equipment not subject to operating leases | Oil and gas properties | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment		(133,687)
Exchange adjustments		0
Charge for the year		13,012
Impairment losses		5,871
Impairment reversals		(129)
Deletions		9,911
Ending balance, property, plant and equipment		(124,766)	(133,687)
Property plant and equipment not subject to operating leases | Plant, Machinery & Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance, property, plant and equipment		25,197
Property plant and equipment not subject to operating leases | Plant, Machinery & Equipment | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment		45,721
Exchange adjustments		(158)
Additions		2,433
Acquisitions		0
Transfers from intangible assets		0
Deletions		(1,272)
Ending balance, property, plant and equipment		46,724	45,721
Property plant and equipment not subject to operating leases | Plant, Machinery & Equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment		(20,512)
Exchange adjustments		63
Charge for the year		1,705
Impairment losses		64
Impairment reversals		0
Deletions		691
Ending balance, property, plant and equipment		(21,527)	(20,512)
Property plant and equipment not subject to operating leases | Fixtures, fittings and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance, property, plant and equipment		526
Property plant and equipment not subject to operating leases | Fixtures, fittings and office equipment | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment		2,747
Exchange adjustments		15
Additions		172
Acquisitions		0
Transfers from intangible assets		0
Deletions		(326)
Ending balance, property, plant and equipment		2,532	2,747
Property plant and equipment not subject to operating leases | Fixtures, fittings and office equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment		(2,041)
Exchange adjustments		(12)
Charge for the year		168
Impairment losses		1
Impairment reversals		0
Deletions		147
Ending balance, property, plant and equipment		(2,006)	(2,041)
Property plant and equipment not subject to operating leases | Transportation
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance, property, plant and equipment		730
Property plant and equipment not subject to operating leases | Transportation | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment		10,183
Exchange adjustments		(3)
Additions		274
Acquisitions		0
Transfers from intangible assets		0
Deletions		(272)
Ending balance, property, plant and equipment		3,474	10,183
Property plant and equipment not subject to operating leases | Transportation | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment		(7,819)
Exchange adjustments		3
Charge for the year		173
Impairment losses		404
Impairment reversals		(2)
Deletions		169
Ending balance, property, plant and equipment		(2,744)	(7,819)
Property plant and equipment not subject to operating leases | Oil depots, storage tanks and service stations
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance, property, plant and equipment		3,829
Property plant and equipment not subject to operating leases | Oil depots, storage tanks and service stations | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment		8,866
Exchange adjustments		(69)
Additions		644
Acquisitions		8
Transfers from intangible assets		0
Deletions		(755)
Ending balance, property, plant and equipment		8,694	8,866
Property plant and equipment not subject to operating leases | Oil depots, storage tanks and service stations | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment		(5,146)
Exchange adjustments		45
Charge for the year		420
Impairment losses		4
Impairment reversals		0
Deletions		660
Ending balance, property, plant and equipment		(4,865)	(5,146)
Property, plant and equipment subject to operating leases [member]
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance, property, plant and equipment		9,021
Property, plant and equipment subject to operating leases [member] | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Charge for the year		2,241
Property, plant and equipment subject to operating leases [member] | Land and land improvements
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance, property, plant and equipment		0
Property, plant and equipment subject to operating leases [member] | Land and land improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Charge for the year
Property, plant and equipment subject to operating leases [member] | Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance, property, plant and equipment		1,196
Property, plant and equipment subject to operating leases [member] | Buildings | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Charge for the year		220
Property, plant and equipment subject to operating leases [member] | Oil and gas properties
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance, property, plant and equipment		128
Property, plant and equipment subject to operating leases [member] | Oil and gas properties | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Charge for the year		31
Property, plant and equipment subject to operating leases [member] | Plant, Machinery & Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance, property, plant and equipment		1,241
Property, plant and equipment subject to operating leases [member] | Plant, Machinery & Equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Charge for the year		671
Property, plant and equipment subject to operating leases [member] | Drilling rigs [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance, property, plant and equipment		653
Property, plant and equipment subject to operating leases [member] | Fixtures, fittings and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance, property, plant and equipment		16
Property, plant and equipment subject to operating leases [member] | Fixtures, fittings and office equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Charge for the year		9
Property, plant and equipment subject to operating leases [member] | Transportation
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance, property, plant and equipment		3,385
Property, plant and equipment subject to operating leases [member] | Transportation | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Charge for the year		784
Property, plant and equipment subject to operating leases [member] | Ships [member]
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance, property, plant and equipment		2,929
Property, plant and equipment subject to operating leases [member] | Oil depots, storage tanks and service stations
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance, property, plant and equipment		3,055
Property, plant and equipment subject to operating leases [member] | Oil depots, storage tanks and service stations | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Charge for the year		526
Adjustment on adoption of IFRS 16 | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment		(1,083)
Ending balance, property, plant and equipment			(1,083)
Adjustment on adoption of IFRS 16 | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment		$ (559)
Ending balance, property, plant and equipment			$ (559)

[1]	a Finance debt on the comparative balance sheet has been re-presented to align with the current period. See Note 1 for further information.